FORWARD FUNDS

Supplement dated December 26, 2013

to the

Summary Prospectus for Investor Class and Institutional Class Shares of the Forward Balanced Allocation Fund, Summary Prospectus for Class A and Class C Shares of the Forward Balanced Allocation Fund, Summary Prospectus for Investor Class and Institutional Class Shares of the Forward Commodity Long/Short Strategy Fund, Summary Prospectus for Class C and Advisor Class Shares of the Forward Commodity Long/Short Strategy Fund, Summary Prospectus for Investor Class and Institutional Class Shares of the Forward Frontier Strategy Fund, Summary Prospectus for Advisor Class Shares of the Forward Frontier Strategy Fund, Summary Prospectus for Investor Class and Institutional Class Shares of the Forward Growth & Income Allocation Fund, Summary Prospectus for Class A and Class C Shares of the Forward Growth & Income Allocation Fund, Summary Prospectus for Investor Class and Institutional Class Shares of the Forward Growth Allocation Fund, Summary Prospectus for Class A and Class C Shares of the Forward Growth Allocation Fund, Summary Prospectus for Investor Class and Institutional Class Shares of the Forward Income & Growth Allocation Fund, Summary Prospectus for Class A and Class C Shares of the Forward Income & Growth Allocation Fund, Summary Prospectus for Investor Class and Institutional Class Shares of the Forward Income Builder Fund, Summary Prospectus for Class A and Class C Shares of the Forward Income Builder Fund, Summary Prospectus for Investor Class and Institutional Class Shares of the Forward International Small Companies Fund, Summary Prospectus for Class C and Advisor Class Shares of the Forward International Small Companies Fund, Summary Prospectus for Investor Class and Institutional Class Shares of the Forward Managed Futures Strategy Fund, Summary Prospectus for Class C and Advisor Class Shares of the Forward Managed Futures Strategy Fund, Summary Prospectus for Investor Class and Institutional Class Shares of the Forward Multi-Strategy Fund, Summary Prospectus for Class A and Class C Shares of the Forward Multi-Strategy Fund, Summary Prospectus for Investor Class and Institutional Class Shares of the Forward Total MarketPlus Fund, Summary Prospectus for Investor Class and Institutional Class Shares of the Forward U.S. Government Money Fund, Summary Prospectus for Class A and Class C Shares of the Forward U.S. Government Money Fund, Forward Funds Investor Class and Institutional Class Prospectus, Forward Funds Class A, Class B, Class C and Advisor Class Prospectus, Forward Funds Class Z Prospectus, and the Forward Funds Statement of Additional Information

each dated May 1, 2013, as supplemented

IMPORTANT NOTICE REGARDING PORTFOLIO MANAGERS

The following information applies to the Forward Balanced Allocation Fund, Forward Commodity Long/Short Strategy Fund, Forward Frontier Strategy Fund, Forward Growth & Income Allocation Fund, Forward Growth Allocation Fund, Forward Income & Growth Allocation Fund, Forward Income Builder Fund, Forward International Small Companies Fund, Forward Managed Futures Strategy Fund, Forward Multi-Strategy Fund, Forward Total MarketPlus Fund and Forward U.S. Government Money Fund (each a “Fund” and collectively, the “Funds”) only:

Effective January 6, 2014, Paul Herber is no longer involved in the day-to-day management of the Funds. Accordingly, effective January 6, 2014, all references to Mr. Herber in each of the summary prospectuses, prospectuses and the statement of additional information are deleted.

In addition, effective January 6, 2014, David Janec’s title with Forward Management will be Assistant Portfolio Manager. Accordingly, effective January 6, 2014, all references to Mr. Janec as “Investment Specialist” are hereby replaced with “Assistant Portfolio Manager.”

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PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

SUPP PM 12262013